Expense by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense by nature [abstract]
Cost of raw material	¥ 56,601,977	¥ 42,075,096	¥ 31,922,984
Cost of trading products	26,392,366	23,531,983	20,423,854
Employee benefit expenses	2,888,572	2,752,996	2,487,534
Depreciation and amortization	1,807,613	1,834,129	1,882,260
Repairs and maintenance expenses	1,265,919	1,136,379	1,192,203
Transportation costs	326,553	306,654	323,678
Sales commissions	139,954	116,616	100,221
Leasing expenses	96,520	79,438	73,852
Inventory write-down	86,003	60,461	76,268
Impairment loss	82,652	118,245	254,172
Auditors' remuneration - audit services	7,800	7,800	7,800
Change of goods in process and finished goods	(277,403)	(58,784)	(731,944)
Other expenses	956,565	972,534	1,264,879
Total cost of sales, selling and administrative expenses	¥ 90,375,091	¥ 72,933,547	¥ 59,277,761